Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues from External Customers [Line Items]
Net Sales	¥ 253,926	$ 36,573	¥ 248,862	¥ 284,464
Sales in China [Member]
Revenues from External Customers [Line Items]
Net Sales	212,129	30,553	194,226	241,446
Sales in other countries principally Europe, Asia and North America [Member]
Revenues from External Customers [Line Items]
Net Sales	¥ 41,797	$ 6,020	¥ 54,636	¥ 43,018